Other non-current financial assets	12 Months Ended
Dec. 31, 2024
Other non-current financial assets
Other non-current financial assets

14.Other non-current financial assets

At December 31, 2024 and 2023, other non-current financial assets consisted of the following:

Other non-current financial assets
in € THOUS
	2024	2023

Debt securities	316,071	284,102
Equity investments	187,600	153,182
Other financial assets	292,185	174,300

Total	795,856	611,584